Held-to-maturity Financial Assets - Summary of Held-to-maturity Financial Assets (Detail) $ in Millions	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [line items]
Held-to-maturity investments	$ 20,821.7
Current portion	1,988.4
Noncurrent portion	18,833.3
Corporate bonds [member]
Disclosure of financial assets [line items]
Held-to-maturity investments	19,338.8
Structured product [member]
Disclosure of financial assets [line items]
Held-to-maturity investments	$ 1,482.9